Other income net	12 Months Ended
Dec. 31, 2024
Other income net
Other income, net

Note 16 : Other income, net

	Year ended December 31,
	2024	2023	2022
	US$’000	US$’000	US$’000

Exchange gain / (loss), net	-	(66)	(93)
Rental income	37	46	37
Government subsidies – Employment Support Scheme *	-	-	69
	37	(20)	13

* The amount represents salaries and wage subsidies granted under Anti-Epidemic Fund by the Government of the Hong Kong Special Administrative Region for the use of paying wages of employees from May to June 2022.